Financial instruments (Details Narrative) $ in Thousands, $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($) Integer	Jun. 30, 2022 USD ($) Integer	Sep. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 AUD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 199	$ 553	$ 1,285						$ 8,604
Current ratio | Integer		0.33	0.54	0.93
Line of credit, maximum borrowing capacity						$ 1,800
Adjusted net current liabilities outstanding		$ 9,700
Cash		10,044	$ 7,087	$ 9,088
Proceeds from operating activities		(8,519)	(11,740)	(14,904)
Spinning off value		838,000
Reverse merger value		522,000
Sale of investments		7,200
Total borrowings		29,086	32,388	28,561
Non-current borrowings		20,915	$ 30,004	23,452
Currency risk EUR [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents						200
Trade and other receivables						400	€ 0.8
Trade and other payables | €							2.1
Currency risk AUD [member]
IfrsStatementLineItems [Line Items]
Restricted cash						300
Trade and other payables						6,200	€ 2.2	£ 5.5
Currency risk [member]
IfrsStatementLineItems [Line Items]
Total borrowings		29,100
Non-current borrowings		27,100				1,900
Forecast [Member]
IfrsStatementLineItems [Line Items]
Proceeds from operating activities	$ 12,000
Vivo Power Pty Ltd and Tembo Group [Member]
IfrsStatementLineItems [Line Items]
Deposits and other cash inflows)		357
Cash		$ 4,300
Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Net current liabilities outstanding					$ 9,300
Adjusted net current liabilities outstanding					$ 5,400
Debtor finance facility to support working capital requirements [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity									$ 2,100
New facility [member] | Announcement of plan to discontinue operation [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity						$ 2,500
New facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		7.75%				7.75%	7.75%	7.75%
Trade finance facility [member] | Announcement of plan to discontinue operation [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity		$ 500